COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt Obligations	$ 250,000	$ 500,000
Notes payable - current portion	703,914
Capital Leases	154,997
Operating Lease Obligations	16,222,372
Total	$ 17,331,283
Year 1
Long-Term Debt Obligations
Notes payable - current portion	$ 703,914
Capital Leases	47,046
Operating Lease Obligations	2,145,105
Total	$ 2,896,065
Year 2
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 479,963
Operating Lease Obligations	2,160,884
Total	2,208,880
Year 3
Long-Term Debt Obligations	$ 250,000
Notes payable - current portion
Capital Leases	$ 34,886
Operating Lease Obligations	2,137,230
Total	$ 2,422,116
Year 4
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 17,287
Operating Lease Obligations	1,837,408
Total	$ 1,854,695
Year 5
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 7,782
Operating Lease Obligations	1,755,471
Total	$ 1,763,253
Thereafter
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases
Operating Lease Obligations	$ 6,186,274
Total	$ 6,186,274